Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000085712 | Other CountriesGermany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085712 | CountryAssetShort-Term InstrumentsFR_ACI30PFP2_0.000_1
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000085712 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085712 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000085712 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000085712 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000085712 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000085712 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085712 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085712 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085712 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085712 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085712 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085712 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085710 | Other CountriesGermany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085710 | CountryAssetShort-Term InstrumentsFR_ACI30PFP2_0.000_1
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000085710 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085710 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000085710 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000085710 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000085710 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000085710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085710 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085710 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085710 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085710 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085710 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085710 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%